Risk/Return Detail Data - VIPValuePortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Value Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Value Portfolio seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51 % of the average value of its portfolio.
Portfolio Turnover, Rate	51.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Investing in securities of companies that Fidelity Management & Research Company LLC (FMR) believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Effective December 11, 2025, normally investing at least 80% of assets in securities of value companies. Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company's free cash flow yield is above the equity market median, whether the company's enterprise value (the total value of a company's outstanding equity and debt) relative to earnings is below the equity market median, or whether the company's price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	25.05%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(33.84%)
Performance Table Heading	Average Annual Returns
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio | VIP Value Portfolio - Initial Class
Risk/Return:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Total annual operating expenses	0.60%
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750
2015	(0.75%)
2016	12.08%
2017	15.58%
2018	(13.84%)
2019	32.13%
2020	6.33%
2021	30.07%
2022	(4.11%)
2023	19.79%
2024	11.37%
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio | VIP Value Portfolio - Service Class
Risk/Return:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.02%	[1]
Total annual operating expenses	0.70%
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio | VIP Value Portfolio - Service Class 2
Risk/Return:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[1]
Total annual operating expenses	0.85%
1 year	$ 87
3 years	271
5 years	471
10 years	$ 1,049
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio | Return Before Taxes | VIP Value Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	11.37%
Past 5 years	12.09%
Past 10 years	9.98%
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio | Return Before Taxes | VIP Value Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	11.23%
Past 5 years	11.98%
Past 10 years	9.87%
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio | Return Before Taxes | VIP Value Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	11.08%
Past 5 years	11.80%
Past 10 years	9.71%
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio | RS008
Risk/Return:
Label	Russell 3000® Value Index
Past 1 year	13.98%
Past 5 years	8.60%
Past 10 years	8.40%
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio | RS003
Risk/Return:
Label	Russell 3000® Index
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%

[1]	A Adjusted to reflect current fees.